Stockholders' Equity (Details) - USD ($)						1 Months Ended	9 Months Ended
	Sep. 30, 2023	Jul. 14, 2023	Jun. 30, 2022	Jun. 01, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Jul. 25, 2023	Jul. 17, 2023	Jul. 13, 2023	Jul. 11, 2023	May 31, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	May 31, 2022	May 05, 2022	Dec. 31, 2021
Stockholders' Equity [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Price per share (in Dollars per share)				5
Preferred stock shares authorized	1,000,000						1,000,000								1,000,000				1,000,000
Preferred stock shares, par value (in Dollars per share)	$ 0.0001						$ 0.0001								$ 0.0001				$ 0.0001
Common stock issued to		29,245							93,000	31,447		231,917					231,917
Preferred stock shares outstanding	78,803						78,803
Preferred stock shares issued	78,803						78,803
Percentage of cancelled shares issued															61.00%
Percentage of cancelled shares outstanding															61.00%
Exercise of warrants	31,447						31,447			31,447		151,991					151,991
Sale of stock price per share (in Dollars per share)	$ 23,496						$ 23,496
Common stock upon conversion		214,934
Common stock upon conversion		60,000						45,560
Exercise price of warrants (in Dollars per share)												$ 5.83					$ 5.83
Percentage of IPO price												110.00%					110.00%
Cash proceeds (in Dollars)	$ 1,131,771						$ 1,131,771
Dividends percentage							6.00%
Common stock per share (in Dollars per share)			$ 5	5
Shares issued	525,000		37,067			37,067	525,000
Common Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, convertible shares								45,560
60P LLC [Member]
Stockholders' Equity [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Common stock issued to	5,799,535						5,799,535
Common stock, shares outstanding	5,799,535						5,799,535
60 Degrees Pharmaceuticals, Inc. [Member]
Stockholders' Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001						$ 0.0001
Common stock shares authorized	150,000,000						150,000,000
Tradeable warrants [Member]
Stockholders' Equity [Line Items]
Exercise of warrants	93,000	60,000					93,000
Non-tradeable warrants [Member]
Stockholders' Equity [Line Items]
Common stock issued to									93,000
Exercise of warrants	60,000						60,000
IPO [Member]
Stockholders' Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Price per share (in Dollars per share)		$ 5.3
Common stock issued to		1,415,095
Exercise of warrants												79,926					79,926
Sale of stock price per share (in Dollars per share)		$ 5.3
Net proceeds (in Dollars)		$ 6,454,325
Common stock upon conversion		383,908			1,108,337
Deferred compensation equity (in Dollars)		$ 155,000														$ 155,000		$ 155,000
Common stock outstanding percentage					19.90%
Percentage of IPO price												90.00%					90.00%
IPO [Member] | Common Stock Warrants [Member]
Stockholders' Equity [Line Items]
Exercise price of warrants (in Dollars per share)												$ 4.77					$ 4.77
Vendors [Member]
Stockholders' Equity [Line Items]
Common stock issued to													1,443,000	1,443,000
Series A Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, convertible shares	80,965						80,965	2,162
Preferred stock shares outstanding
Preferred stock shares issued	78,803						78,803
Preferred stock converted shares (in Dollars per share)	$ 100				$ 80,965		$ 100
Dividends percentage							19.90%
Preferred stock dividend outstanding	101,538
Description of Conversion term							The “Conversion Price” is equal to the lesser of (a) the Liquidation Value, (b) the offering price per share of Common Stock in the Company’s IPO, or (c) the 10-day volume weighted average price per share of Common Stock, as reasonably determined by the Company.
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, convertible shares								2,162
Restricted Common Stock Shares [Member]
Stockholders' Equity [Line Items]
Common stock issued to											40,000
Chief Executive Officer [Member]
Stockholders' Equity [Line Items]
Price per share (in Dollars per share)			$ 5			$ 5
Common stock issued to			185,335			185,335
Purchase price (in Dollars)						$ 185,335
Chief Executive Officer [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock issued to			37,067			37,067
Stephen Toovey [Member]
Stockholders' Equity [Line Items]
Common stock issued to											10,000
Charles Allen [Member]
Stockholders' Equity [Line Items]
Common stock issued to											10,000
Cheryl Xu [Member]
Stockholders' Equity [Line Items]
Common stock issued to											10,000
Paul Field [Member]
Stockholders' Equity [Line Items]
Common stock issued to											10,000
Tyrone Miller [Member]
Stockholders' Equity [Line Items]
Common stock issued to													192,101	192,101
Geoffrey S. Dow [Member]
Stockholders' Equity [Line Items]
Common stock issued to													1,258,899	1,258,899